Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of deposits [line items]
Term deposit liabilities	$ 452,418	$ 415,978
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	415,000	379,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	148,622	94,585
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	45,552	62,814
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	97,289	92,507
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	36,443	50,055
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	28,956	31,852
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	35,142	31,373
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	24,658	21,130
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 35,756	$ 31,662